Schedule of investments
Delaware Special Situations Fund
December 31, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock♦ — 99.34%
Basic Industry — 7.43%
Arconic †	87,000	$2,592,600
Ashland Global Holdings	27,700	2,193,840
Avient	18,612	749,691
Berry Global Group †	116,100	6,523,659
HB Fuller	56,700	2,941,596
Huntsman	119,400	3,001,716
Louisiana-Pacific	147,900	5,497,443
Summit Materials Class A †	78,800	1,582,304
		25,082,849
Business Services — 2.00%
Deluxe	31,100	908,120
PAE †	97,400	894,132
WESCO International †	63,200	4,961,200
		6,763,452
Capital Spending — 10.21%
Altra Industrial Motion	104,500	5,792,435
Atkore International Group †	82,700	3,399,797
H&E Equipment Services	55,100	1,642,531
ITT	84,700	6,523,594
KBR	78,520	2,428,624
MasTec †	122,600	8,358,868
Primoris Services	92,400	2,551,164
Rexnord	95,600	3,775,244
		34,472,257
Consumer Cyclical — 4.24%
Adient †	84,600	2,941,542
Barnes Group	59,600	3,021,124
KB Home	85,600	2,869,312
Knoll	88,600	1,300,648
Meritage Homes †	39,100	3,238,262
Standard Motor Products	23,000	930,580
		14,301,468
Consumer Services — 10.48%
Aaron's †	22,250	421,860
Acushnet Holdings	45,900	1,860,786
Asbury Automotive Group †	24,800	3,614,352
Cable One	1,200	2,673,264
Choice Hotels International †	37,000	3,949,010
Cracker Barrel Old Country Store	25,000	3,298,000
Denny's †	62,500	917,500
PROG Holdings	44,500	2,397,215
Steven Madden	93,800	3,313,016
TEGNA	192,700	2,688,165
Texas Roadhouse †	37,550	2,934,908
	Number of shares	Value (US $)
Common Stock (continued)
Consumer Services (continued)
UniFirst	20,200	$4,276,138
Wolverine World Wide	96,739	3,023,094
		35,367,308
Consumer Staples — 3.80%
Core-Mark Holding	62,600	1,838,562
J & J Snack Foods	21,300	3,309,381
Performance Food Group †	52,300	2,490,003
Scotts Miracle-Gro	11,300	2,250,282
Spectrum Brands Holdings	37,000	2,922,260
		12,810,488
Energy — 3.37%
CNX Resources †	280,300	3,027,240
Delek US Holdings	96,700	1,553,969
Dril-Quip †	44,500	1,318,090
Helix Energy Solutions Group †	277,500	1,165,500
Patterson-UTI Energy	253,100	1,331,306
WPX Energy †	366,200	2,984,530
		11,380,635
Financial Services — 27.32%
American Equity Investment Life Holding	152,300	4,212,618
Bank of NT Butterfield & Son	73,500	2,290,260
East West Bancorp	197,600	10,020,296
First Financial Bancorp	168,300	2,950,299
First Interstate BancSystem Class A	69,700	2,841,669
First Midwest Bancorp	187,500	2,985,000
FNB	485,200	4,609,400
Great Western Bancorp	144,800	3,026,320
Hancock Whitney	169,700	5,773,194
Hanover Insurance Group	39,400	4,606,648
Kemper	36,500	2,804,295
NBT Bancorp	39,700	1,274,370
Prosperity Bancshares	45,500	3,155,880
S&T Bancorp	57,300	1,423,332
Sandy Spring Bancorp	49,300	1,586,967
Selective Insurance Group	73,500	4,923,030
Stifel Financial	147,700	7,452,942
Synovus Financial	100,500	3,253,185
Umpqua Holdings	314,700	4,764,558
Valley National Bancorp	405,100	3,949,725
Webster Financial	145,600	6,137,040
WesBanco	75,000	2,247,000
Western Alliance Bancorp	98,400	5,899,080
		92,187,108

NQ-Q2V [12/20] 2/21 (1511420)    1

Schedule of investments
Delaware Special Situations Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Healthcare — 3.62%
Avanos Medical †	64,100	$2,940,908
Integer Holdings †	41,000	3,328,790
Integra LifeSciences Holdings †	54,600	3,544,632
Service Corp. International	48,700	2,391,170
		12,205,500
Real Estate Investment Trusts — 8.44%
Brandywine Realty Trust	275,500	3,281,205
Independence Realty Trust	124,200	1,668,006
Kite Realty Group Trust	86,157	1,288,909
Lexington Realty Trust	310,200	3,294,324
Life Storage	31,900	3,808,541
National Health Investors	35,300	2,441,701
Outfront Media	188,200	3,681,192
RPT Realty †	177,600	1,536,240
Spirit Realty Capital	86,600	3,478,722
STAG Industrial	51,851	1,623,973
Summit Hotel Properties	210,100	1,893,001
Washington Real Estate Investment Trust	22,700	491,001
		28,486,815
Technology — 11.85%
Cirrus Logic †	40,100	3,296,220
Coherent †	14,338	2,150,987
Concentrix †	19,600	1,934,520
Diodes †	29,900	2,107,950
Flex †	325,441	5,851,429
NCR †	28,951	1,087,689
NetScout Systems †	75,800	2,078,436
ON Semiconductor †	126,300	4,133,799
SYNNEX †	19,600	1,596,224
Teradyne	41,200	4,939,468
Tower Semiconductor †	135,900	3,508,938
TTM Technologies †	220,600	3,043,177
Viavi Solutions †	201,500	3,017,462
Vishay Intertechnology	59,700	1,236,387
		39,982,686
Transportation — 3.01%
Kirby †	47,300	2,451,559
Saia †	14,900	2,693,920
SkyWest	41,400	1,668,834
Werner Enterprises	85,500	3,353,310
		10,167,623
Utilities — 3.57%
ALLETE	48,103	2,979,500
Black Hills	53,500	3,287,575
	Number of shares	Value (US $)
Common Stock (continued)
Utilities (continued)
PNM Resources	19,022	$923,138
South Jersey Industries	91,444	1,970,618
Southwest Gas Holdings	47,500	2,885,625
		12,046,456
Total Common Stock♦ (cost $304,591,700)		335,254,645

Short-Term Investments — 0.63%
Money Market Mutual Funds — 0.63%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	530,249	530,249
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	530,249	530,249
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	530,249	530,249
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	530,249	530,249
Total Short-Term Investments (cost $2,120,996)		2,120,996

Total Value of Securities—99.97% (cost $306,712,696)		337,375,641
Receivables and Other Assets Net of Liabilities—0.03%		112,085
Net Assets Applicable to 14,845,777 Shares Outstanding—100.00%		$337,487,726
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs

2    NQ-Q2V [12/20] 2/21 (1511420)